Stockholders' Equity (Details Textual) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2015
Stockholders Equity Note [Line Items]
Preferred stock, Par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock, Shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock special voting shares issued		1	1	1
Common stock, Shares authorized		200,000,000	200,000,000	200,000,000
Common stock, Par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)		39,455,931	35,992,343	43,733,598
Common stock, Shares outstanding		39,455,931	35,992,343
Stock issued and outstanding on exchanged basis		4,256,042	7,044,583
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued		278,530		278,530
Preferred stock, Shares outstanding		278,530		278,530
Preferred stock, dividend rate percentage	3.00%
Exchange Agreement | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, Par value		$ 1.00		$ 1
Voting and Exchange Trust Agreement
Stockholders Equity Note [Line Items]
Preferred stock special voting shares issued		1	1